CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY - USD ($)	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Sep. 30, 2016	$ 23	$ 0	$ 1,790	$ 0	$ 2,356	$ 24,259,702	$ (27,073,365)	$ (2,809,494)
Beginning Balance, Shares at Sep. 30, 2016	23,334	0	1,785,715	0	2,356,152
Stock compensation expense - employee options						37,848		37,848
Issuance of common stock for services, Amount					$ 1,353	545,103		546,456
Issuance of common stock for services, Shares					1,354,386
Issuance of Series D Convertible Preferred Stock, Amount				$ 1,015		998,132		999,147
Issuance of Series D Convertible Preferred Stock, Shares				1,016,004
Benefical conversion feature of Preferred Stock/dividend						559,130	(559,130)	0
Issuance of common stock for conversion of liabilities, Amount					$ 946	755,014		755,960
Issuance of common stock for conversion of liabilities, Shares					944,948
Stock based compensation- warrants								5,000
Issuance of common stock for warrant exercise, Amount								0
Conversion of Series A Convertible Preferred Stock, Amount								220,000
Write-off of derivative liability to additional paid in capital						410,524		410,524
Net loss							(3,901,232)	(3,901,232)
Ending Balance, Amount at Sep. 30, 2017	$ 23	$ 0	$ 1,790	$ 1,015	$ 4,655	27,565,453	(31,533,727)	(3,960,791)
Ending Balance, Shares at Sep. 30, 2017	23,334	0	1,785,715	1,016,004	4,655,486
Stock compensation expense - employee options						50,899		50,899
Issuance of common stock for services, Amount					$ 1,280	439,039		440,319
Issuance of common stock for services, Shares					1,279,676
Issuance of Series D Convertible Preferred Stock, Amount						817,802		817,802
Issuance of common stock for conversion of liabilities, Amount					$ 2,435	709,515		711,950
Issuance of common stock for conversion of liabilities, Shares					2,435,000
Issuance of common stock for cash, Amount					$ 7,000	1,743,000		1,750,000
Issuance of common stock for cash, Shares					7,000,000
Stock based compensation- warrants						239,680		239,680
Acquisition of patent, Amount					$ 2,000	518,000		520,000
Acquisition of patent, Shares					2,000,000
Issuance of common stock for warrant exercise, Amount					$ 158	79,989		(80,147)
Issuance of common stock for warrant exercise, Shares					158,006
Conversion of Series A Convertible Preferred Stock, Amount	$ (12)				$ 3	9		0
Conversion of Series A Convertible Preferred Stock, Shares	(3,334)				3,334
Net loss							(3,257,597)	(3,257,597)
Ending Balance, Amount at Sep. 30, 2018	$ 11	$ 0	$ 1,790	$ 1,015	$ 17,532	$ 32,163,386	$ (34,791,324)	(2,607,590)
Ending Balance, Shares at Sep. 30, 2018	20,000	0	1,785,715	1,016,004	17,531,502
Stock based compensation- warrants								406,722
Net loss								(3,299,254)
Ending Balance, Amount at Jun. 30, 2019								$ (549,655)